Accumulated Other Comprehensive Income (Loss) - Schedule of Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income, beginning balance	$ 2,519
Net other comprehensive (loss) income	(10,665)	(20,674)
Accumulated other comprehensive income, ending balance	(8,375)	2,519
Unrealized Gain (Loss) on Available-For-Sale Equity Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income, beginning balance	16,972
Change in other comprehensive (loss) income before reclassifications	(22,615)
Reclassifications from accumulated other comprehensive income	265
Net other comprehensive (loss) income	(22,350)
Accumulated other comprehensive income, ending balance	(5,378)
Unrealized (Loss) Gain on Available-For-Sale Debt Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income, beginning balance	(16,195)
Change in other comprehensive (loss) income before reclassifications	11,685
Net other comprehensive (loss) income	11,685
Accumulated other comprehensive income, ending balance	(4,510)
Noncontrolling Interests [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income, beginning balance	1,742
Change in other comprehensive (loss) income before reclassifications	229
Net other comprehensive (loss) income	229	(10,344)
Accumulated other comprehensive income, ending balance	1,513	1,742
Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income, beginning balance	2,519
Change in other comprehensive (loss) income before reclassifications	(11,159)
Reclassifications from accumulated other comprehensive income	265
Net other comprehensive (loss) income	(10,894)	(10,330)
Accumulated other comprehensive income, ending balance	$ (8,375)	$ 2,519